COMMITMENTS AND CONTINGENCIES Other commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Wireless data and services [Member]
Other commitments
Purchase Obligation	$ 7		$ 9
Electronic components inventory [Member]
Other commitments
Purchase Commitment, Remaining Minimum Amount Committed	128		147
Inventory, Raw Materials and Supplies, Gross	$ 7		$ 5
Cloud Computing Services [Member]
Other commitments
Purchase Obligation		$ 3